Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Significant Accounting Policies [Line Items]
Schedule of Basic and Diluted Loss per Share
The following table sets forth the computation of historical basic and diluted net loss per share (in thousands, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator
Net loss	$(64,584)	$(55,514)	$(217,074)	$(178,056)
Denominator
Weighted-average common shares used in computing basic and diluted net loss per share	8,310,373	6,354,980	7,811,727	6,133,791
Net loss per share, basic and diluted	$(7.77)	$(8.74)	$(27.79)	$(29.03)
The following table sets forth the computation of historical basic and diluted net loss per share (in thousands, except per share amounts):

	Years Ended December 31,
	2020	2019
Numerator
Net Loss	$(250,316)	$(178,249)
Net loss	$(250,316)	$(178,249)
Denominator
Weighted-average common shares outstanding	6,261,247	9,878,239
Weighted-average common shares used in computing basic and diluted net loss per share	6,261,247	9,878,239
Net loss per share, basic and diluted	$(39.98)	$(18.04)

Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Schedule of Basic and Diluted Loss per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income/(loss) per share for each class of common stock:

	For the Three Months Ended September 30, 2021		For the period from July 21, 2020 (inception) through September 30, 2020		For the Nine Months Ended September 30, 2021		For the period from July 21, 2020 (inception) through September 30, 2020
	Class A	Class F	Class A	Class F	Class A	Class F	Class A	Class F
Basic and diluted net income/(loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(4,706,930)	$(1,176,733)	$—	$(21,745)	$(36,043,721)	$(9,813,491)	$—	$(21,745)

Denominator:
Weighted-average shares outstanding	45,000,000	11,250,000	—	11,500,000	41,538,462	11,309,524	—	11,500,000
Basic and diluted net loss per share	$(0.10)	$(0.10)	$—	$0.00	$(0.87)	$(0.87)	$—	$0.00